Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 7

Subsequent Events:

Resignation of Director

Effective August 15, 2018, Michael Singer resigned as Chairman and a member of the Company’s Board of Directors as well as from his membership in the Board’s Audit, Compensation and Nominations and Corporate Governance Committees; he had served as Chairman of the Audit Committee.

Note 17

Subsequent Events:

Second Closing under Securities Purchase Agreement

On January 24, 2018, the Company and the Investor, as discussed in Note 13, completed a second closing under the Purchase Agreement, pursuant to which the Investor provided $2,225 to the Company in exchange for 2,225,000 shares of the Company’s Series B Preferred Stock. The issuance of these securities was made in reliance upon an exemption from the registration requirements of Section 5 of the Securities Act of 1933, as amended. The proceeds from this closing shall be used to perform due diligence and invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Company’s Board of Directors.

Amended and Restated Separation Agreement

On February 12, 2018, the Company entered into an Amended and Restated Separation Agreement (the “Restated Agreement”), pursuant to which the Company has agreed to pay Mr. Stephen Johnson, its former Chief Financial officer, an amount of $123 in 11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018. The Company will also provide a health (medical, dental and/or vision) insurance reimbursement payment for Mr. Johnson and his family, for a period of 11 months, in the agreed upon amount of $3 per month.

In addition, the Company has agreed to issue to Mr. Johnson 271,000 shares of the Company’s common stock, subject to appropriate adjustment for any stock splits, stock or business combinations, recapitalizations or similar events occurring after the date of the Restated Agreement. Those shares will be issued on any business day during the period commencing on the date that is six months after the date of the Restated Agreement and ending on the date that is three business days after such six-month anniversary.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing

On February 20, 2018, the Company received written notification (the “Notice”) from Nasdaq that the closing bid price of its common stock had been below the minimum $1.00 per share for the previous 30 consecutive business days, and that the Company is therefore not in compliance with the requirements for continued listing on Nasdaq under Nasdaq Marketplace Rule 5550(a)(2). The Notice provides the Company with an initial period of 180 calendar days, or until August 19, 2018, to regain compliance with the listing rules. The Company will regain compliance if the closing bid price of its common stock is $1.00 per share or higher for a minimum period of ten consecutive business days during this compliance period, as confirmed by written notification from Nasdaq.

If the Company does not achieve compliance by August 19, 2018, the Company expects that Nasdaq would provide notice that its securities are subject to delisting from the Capital Market.

Departure and Election of certain Directors

Effective March 4, 2018, Suneet Singal, the Company’s former Chief Executive Officer, has resigned from the Company’s Board of Directors. In addition, effective March 5, 2018, Darrel Menthe has also resigned from the Company’s Board of Directors. Their resignations were not in connection with any known disagreement with the Company on any matter.

Under the provisions of the Stock Purchase Agreement dated December 22, 2017 (see also Note 14), Opportunity Fund I-SS, LLC has notified the Company that it may exercise its right to appoint two replacement directors to the Company’s Board of Directors.

Letter Agreement with OFI

Under the Purchase Agreement, the proceeds from the first closing were to be used for working capital and general corporate purposes, the proceeds from the second closing were to be used to perform due diligence and invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Board of Directors of the Company, and proceeds from subsequent closings were to be used to invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Board of Directors of the Company or as otherwise agreed to between the Company and OFI in writing prior to such subsequent closings.

On March 16, 2018, the Company and OFI entered into a letter agreement, pursuant to which OFI agreed that the Company may use all proceeds for the purposes and uses described in a budget agreed to between the Company and OFI at the time the letter agreement was signed. In connection with such letter agreement, the Company agreed to provide OFI, on a quarterly basis, on or prior to 15 days after the end of each quarter, a report that describes, in reasonable detail, the actual expenses incurred, and payments made during such period compared to the expenses and payments specified in the budget for such period, certified by the Chief Financial Officer of the Company.